Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Common stock par or stated value per share	$ 0.01	$ 0.01
Common stock shares authorized	1,000	1,000
Common stock shares issued	1,000	1,000
Common stock shares outstanding	1,000	1,000
Cerberus Telecom Acquisition Corp [Member]
Preferred stock par or stated value per share	$ 0.0001		$ 0.0001
Preferred stock shares authorized	5,000,000		5,000,000
Preferred stock shares issued	0		0
Preferred stock shares outstanding	0		0
Temporary Equity, Par or Stated Value Per Share	$ 0.0001		$ 0.0001
Shares subject to possible redemption	22,604,917		23,477,448
Temporary Equity Redemption Price Per Share	$ 10.00		$ 10.00
Cerberus Telecom Acquisition Corp [Member] | Class A Common Stock [Member]
Common stock par or stated value per share	$ 0.0001		$ 0.0001
Common stock shares authorized	500,000,000		500,000,000
Common stock shares issued	4,130,321		3,257,790
Common stock shares outstanding	4,130,321		3,257,790
Shares subject to possible redemption	22,604,917		23,477,448
Cerberus Telecom Acquisition Corp [Member] | Class B Common Stock [Member]
Common stock par or stated value per share	$ 0.0001		$ 0.0001
Common stock shares authorized	50,000,000		50,000,000
Common stock shares issued	6,479,225		6,479,225
Common stock shares outstanding	6,479,225		6,479,225